CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,938,689	$ 981,434
Restricted cash	999,933	978,116
Accounts receivable trade, net	904,943	970,950
Accounts receivable, unbilled	101,435	57,770
Inventories	1,179,641	1,524,095
Value added tax recoverable	162,737	158,773
Advances to suppliers, net	193,818	253,484
Derivative assets	9,282	17,516
Project assets	280,793	385,964
Prepaid expenses and other current assets	283,600	267,941
Total current assets	6,095,453	5,644,657
Restricted cash	7,810	9,953
Property, plant and equipment, net	3,088,442	1,826,643
Solar power systems, net	951,513	364,816
Deferred tax assets, net	263,458	229,226
Advances to suppliers, net	132,218	65,352
Investments in affiliates	236,928	115,784
Intangible assets, net	19,727	17,530
Project assets	576,793	438,529
Right-of-use assets	237,007	103,600
Amounts due from related parties	32,313	33,489
Other non-current assets	254,098	187,549
TOTAL ASSETS	11,895,760	9,037,128
Current liabilities:
Short-term borrowings	1,805,198	1,443,816
Accounts payable	813,677	805,300
Short-term notes payable	878,285	1,493,399
Other payables	1,359,679	853,040
Advances from customers	392,308	334,943
Derivative liabilities	6,702	25,359
Operating lease liabilities	20,204	9,810
Total current liabilities	5,864,391	5,258,768
Long-term borrowings	1,265,965	813,406
Green bonds and convertible notes	389,033	257,615
Liability for uncertain tax positions	5,701	5,730
Deferred tax liabilities	82,828	66,630
Operating lease liabilities	116,846	25,714
Other non-current liabilities	465,752	302,571
TOTAL LIABILITIES	8,190,516	6,730,434
Commitments and contingencies (Note 21)
Equity:
Common shares - no par value: unlimited authorized shares, 64,506,055 and 66,158,741 shares issued and outstanding at December 31, 2022 and 2023, respectively	835,543	835,543
Additional paid-in capital	292,737	1,127
Retained earnings	1,549,707	1,275,520
Accumulated other comprehensive loss	(118,744)	(170,551)
Total Canadian Solar Inc. shareholders' equity	2,559,243	1,941,639
Non-controlling interests	1,146,001	365,055
TOTAL EQUITY	3,705,244	2,306,694
TOTAL LIABILITIES AND EQUITY	11,895,760	9,037,128
Related party
Current assets:
Amounts due from related parties	40,582	48,614
Current liabilities:
Other current liabilities	511	89
Non-related party
Current liabilities:
Other current liabilities	$ 587,827	$ 293,012